Reportable Operating Segment	12 Months Ended
Dec. 31, 2012
Segment Reporting Disclosure [Abstract]
Reportable Operating Segments

NOTE 25

Reportable Operating Segments and Geographic Operations

Reportable Operating Segments

The Company is a leading global payments and travel company that is principally engaged in businesses comprising four reportable operating segments: USCS, ICS, GCS and GNMS.

The Company considers a combination of factors when evaluating the composition of its reportable operating segments, including the results reviewed by the chief operating decision maker, economic characteristics, products and services offered, classes of customers, product distribution channels, geographic considerations (primarily United States versus non-U.S.), and regulatory environment considerations. The following is a brief description of the primary business activities of the Company's four reportable operating segments:

  USCS issues a wide range of card products and services to consumers and small businesses in the United States, and provides consumer travel services to cardmembers and other consumers.
  ICS issues proprietary consumer and small business cards outside the United States.
  GCS offers global corporate payment and travel-related products and services to large and mid-sized companies.
  GNMS operates a global payments network which processes and settles proprietary and non-proprietary card transactions. GNMS acquires merchants and provides point-of-sale products, multi-channel marketing programs and capabilities, services and data, leveraging the Company's global closed-loop network. It provides ATM services and enters into partnership agreements with third-party card issuers and acquirers, licensing the American Express brand and extending the reach of the global network.

Corporate functions and auxiliary businesses, including the Company's publishing business, the Enterprise Growth Group (including Global Payment Options), as well as other Company operations are included in Corporate & Other.

The following table presents certain selected financial information as of or for the years ended December 31, 2012, 2011 and 2010.

					Corporate &
(Millions, except where indicated)	USCS	ICS	GCS	GNMS	Other	(a)	Consolidated
2012
Non-interest revenues	$11,469	$4,561	$4,995	$5,005	$924		$26,954
Interest income	5,342	1,147	11	23	331		6,854
Interest expense	765	402	257	(243)	1,045		2,226
Total revenues net of interest expense	16,046	5,306	4,749	5,271	210		31,582
Total provision	1,429	330	136	74	21		1,990
Pretax income (loss) from continuing operations	4,069	659	960	2,219	(1,456)		6,451
Income tax provision (benefit)	1,477	25	316	776	(625)		1,969
Income (loss) from continuing operations	$2,592	$634	$644	$1,443	$(831)		$4,482
Total equity (billions)	$8.7	$2.9	$3.6	$2.0	$1.7		$18.9
2011
Non-interest revenues	$10,804	$4,470	$4,880	$4,713	$719		$25,586
Interest income	5,074	1,195	9	5	413		6,696
Interest expense	807	426	264	(224)	1,047		2,320
Total revenues net of interest expense	15,071	5,239	4,625	4,942	85		29,962
Total provision	687	268	76	75	6		1,112
Pretax income (loss) from continuing operations	4,129	762	1,075	1,979	(989)		6,956
Income tax provision (benefit)	1,449	39	337	686	(454)		2,057
Income (loss) from continuing operations	$2,680	$723	$738	$1,293	$(535)		$4,899
Total equity (billions)	$8.8	$2.8	$3.6	$2.0	$1.6		$18.8
2010
Non-interest revenues	$9,997	$3,784	$4,347	$4,101	$703		$22,932
Interest income	5,277	1,287	7	4	498		7,073
Interest expense	812	428	227	(200)	1,156		2,423
Total revenues net of interest expense	14,462	4,643	4,127	4,305	45		27,582
Total provision	1,591	392	157	61	6		2,207
Pretax income (loss) from continuing operations	3,504	589	723	1,589	(441)		5,964
Income tax provision (benefit)	1,279	52	273	564	(261)		1,907
Income (loss) from continuing operations	$2,225	$537	$450	$1,025	$(180)		$4,057
Total equity (billions)	$7.4	$2.2	$3.7	$1.9	$1.0		$16.2

  Corporate & Other includes adjustments and eliminations for intersegment activity.

Total Revenues Net of Interest Expense

The Company allocates discount revenue and certain other revenues among segments using a transfer pricing methodology. Segments earn discount revenue based on the volume of merchant business generated by cardmembers. Within the USCS, ICS and GCS segments, discount revenue reflects the issuer component of the overall discount rate; within the GNMS segment, discount revenue reflects the network and merchant component of the overall discount rate. Total interest income and net card fees are directly attributable to the segment in which they are reported.

Provisions for Losses

The provisions for losses are directly attributable to the segment in which they are reported.

Expenses

Marketing, promotion, rewards and cardmember services expenses are reflected in each segment based on actual expenses incurred, with the exception of brand advertising, which is reflected in the GNMS segment. Rewards and cardmember services expenses are reflected in each segment based on actual expenses incurred within each segment. Salaries and employee benefits and other operating expenses reflect expenses such as professional services, occupancy and equipment and communications incurred directly within each segment. In addition, expenses related to the Company's support services, such as technology costs, are allocated to each segment based on support service activities directly attributable to the segment.

Other overhead expenses, such as staff group support functions, are allocated from Corporate & Other to the other segments based on each segment's relative level of pretax income. Financing requirements are managed on a consolidated basis. Funding costs are allocated based on segment funding requirements.

Capital

Each business segment is allocated capital based on established business model operating requirements, risk measures and regulatory capital requirements. Business model operating requirements include capital needed to support operations and specific balance sheet items. The risk measures include considerations for credit, market and operational risk.

Income Taxes

An income tax provision (benefit) is allocated to each business segment based on the effective tax rates applicable to various businesses that make up the segment.

Geographic Operations

The following table presents the Company's total revenues net of interest expense and pretax income (loss) from continuing operations in different geographic regions:

(Millions)	United States	EMEA	(a)	JAPA	(a)	LACC	(a)	Other Unallocated	(b)	Consolidated
2012(c)
Total revenues net of interest expense	$22,631	$3,594		$3,106		$2,774		$(523)		$31,582
Pretax income (loss) from continuing operations	$6,468	$505		$426		$605		$(1,553)		$6,451
2011(c)
Total revenues net of interest expense	$21,254	$3,551		$3,071		$2,706		$(620)		$29,962
Pretax income (loss) from continuing operations	$6,971	$620		$430		$583		$(1,648)		$6,956
2010(c)
Total revenues net of interest expense	$19,976	$3,132		$2,630		$2,451		$(607)		$27,582
Pretax income (loss) from continuing operations	$6,137	$444		$273		$469		$(1,359)		$5,964

  EMEA represents Europe, Middle East and Africa; JAPA represents Japan, Asia/Pacific and Australia; and LACC represents Latin America, Canada and Caribbean.
  Other Unallocated includes net costs which are not directly allocable to specific geographic regions, including costs related to the net negative interest spread on excess liquidity funding and executive office operations expenses.
  The data in the above table is, in part, based upon internal allocations, which necessarily involve management's judgment.